As filed with the Securities and Exchange Commission on January 26, 2011
Securities Act File No. 333-
Investment Company Act File No. 811-22216
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-2

☑ Registration Statement under the Securities Act of 1933

☐ Pre-Effective Amendment No.

☐ Post-Effective Amendment No.

and/or

☑ Registration Statement under the Investment Company Act of 1940

☑ Amendment No. 5

(Check Appropriate Box or Boxes)

THE GABELLI NATURAL RESOURCES, GOLD & INCOME TRUST
(Exact Name of Registrant as Specified in Charter)

One Corporate Center
Rye, New York 10580-1422
(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 422-3554

Bruce N. Alpert
The Gabelli Natural Resources, Gold & Income Trust
One Corporate Center
Rye, New York 10580-1422
(914) 921-5100
(Name and Address of Agent for Service)

Copies to:

Richard T. Prins, Esq.	Christopher J. Michailoff, Esq.	Sarah E. Cogan, Esq.
Skadden, Arps, Slate, Meagher &	The Gabelli Natural Resources,	Simpson Thacher & Bartlett LLP
Flom LLP	Gold & Income Trust	425 Lexington Avenue
4 Times Square	One Corporate Center	New York, New York 10017
New York, New York 10036	Rye, New York 10580-1422	(212) 455-2000
(212) 735-3000	(914) 921-5100

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this Registration Statement.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

		Proposed Maximum	Proposed Maximum
Title of Securities	Amount Being	Offering	Aggregate	Amount of
Being Registered	Registered(1)(2)	Price per Unit	Offering Price(1)	Registration Fee
Common Shares, $0.001 par value	2,500,000 shares	$20.00	$50,000,000	$5,805

(1)	Estimated solely for purpose of calculating the registration fee.

(2)	Includes Common Shares that may be offered to the Underwriters pursuant to an option to cover over-allotments.

It is proposed that this filing will become effective (check appropriate box):

☐ when declared effective pursuant to section 8(c)

If appropriate, check the following box:

☑ This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-152424.

Explanatory Note and Incorporation by Reference

This registration statement is being filed with respect to the registration of additional common shares of beneficial interest, par value $.001 per share, of The Gabelli Natural Resources, Gold & Income Trust, a Delaware statutory trust, pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the earlier effective registration statement (File Nos. 333-152424 and 811-22216), declared effective on January 26, 2011, are incorporated in this registration statement by reference. Any required consents are listed on an Exhibit Index attached hereto and are filed herewith.

2

PART C

OTHER INFORMATION

Item 25.	Financial Statements and Exhibits

(1) Financial Statements

Part A

Part B

(2) Exhibits

(a)	(i)	Agreement and Declaration of Trust of Registrant(1)

(b)	(i)	By-Laws of Registrant(1)

(c) Not applicable

(d) Form of Specimen Common Share Certificate(3)

(e) Automatic Dividend Reinvestment and Voluntary Cash Purchase Plan of Registrant(2)

(f) Not applicable

(g)	(i)	Form of Investment Advisory Agreement between Registrant and Gabelli Funds, LLC(1)

	(ii)	Investment Advisory Agreement dated as of January 20, 2011 between Registrant and Gabelli Funds, LLC(5)

(h)	(i)	Form of Underwriting Agreement(5)

	(ii)	Form of Master Agreement Among Underwriters(5)

	(iii)	Form of Master Selected Dealer Agreement(5)

	(iv)	Form of Structuring Fee Agreement with:

(i) Morgan Stanley & Co. Incorporated(5)

(ii) Citigroup Global Markets Inc.(5)

(iii) Merrill Lynch, Pierce, Fenner & Smith Incorporated(5)

(i)  Not applicable

(j)  Custodian Agreement(4)

(k) Registrar, Transfer Agency and Service Agreement(5)

(l)  Opinion and Consent of Skadden, Arps, Slate, Meagher & Flom LLP with respect to legality(6)

(m) Not applicable

(n)	(i)	Consent of Independent Registered Public Accounting Firm(6)

	(ii)	Powers of Attorney(1)

(o) Not applicable

(p) Initial Subscription Agreement(4)

(q) Not applicable

(r)	(i)	Code of Ethics of the Fund and the Investment Adviser(4)

	(ii)	Joint Code of Ethics for Chief Executive and Senior Financial Officers(4)

(1)	Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 filed on September 29, 2010 (333-152424).

(2)	Included in Prospectus

(3)	Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 filed on November 24, 2010 (333-152424).

(4)	Previously filed with Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 filed on December 29, 2010 (333-152424).

(5)	Previously filed with Pre-Effective Amendment No. 4 to the Registration Statement on Form N-2 filed on January 26, 2011 (333-152424).

(6)	Filed herewith.

Item 26.	Marketing Arrangements

The information contained under the heading “Automatic Dividend Reinvestment and Voluntary Cash Purchase Plan” on page 43 of the Prospectus is incorporated by reference.

Reference is made to the Form of Underwriting Agreement for the Registrant’s shares of beneficial interest, Form of Structuring Fee Agreement with Morgan Stanley & Co. Incorporated, Form of Structuring Fee Agreement with Citigroup Global Markets Inc. and Form of Structuring Fee Agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated filed with this registration statement.

Item 27.	Other Expenses of Issuance and Distribution

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

NYSE listing fee	$30,000
SEC registration fees	49,343
FINRA filing fee	43,000
Printing/engraving expenses	300,000
Accounting fees	35,000
Legal fees	300,000
Transfer Agent fees	0
Blue Sky fees	25,000
Miscellaneous	117,657

Total	$900,000

Item 28.	Persons Controlled by or Under Common Control with Registrant

None

Item 29.	Number of Holders of Securities as of January 26, 2011

Number of Record
Title of Class	Holders

Common Shares of Beneficial Interest	One.

Item 30.	Indemnification

Article IV of the Registrant’s Agreement and Declaration of Trust provides as follows:

4.1 No Personal Liability of Shareholders, Trustees, etc. No Shareholder of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. Shareholders shall have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the general corporation law of the State of Delaware. No Trustee or officer of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person, other than the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only liability to the Trust or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee or officer, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, he shall not, on account thereof, be held to any personal liability.

4.2 Mandatory Indemnification. (a) The Trust shall indemnify the Trustees and officers of the Trust (each such person being an “indemnitee”) against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise (other than, except as authorized by the Trustees, as the plaintiff or complainant) or with which he may be or may have been threatened, while acting in any capacity set forth above in this Section 4.2 by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence (negligence in the case of Affiliated Indemnitees), or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as “disabling conduct”). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee was authorized by a majority of the Trustees.

(b) Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (1) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (2) in the absence of such a decision, by (i) a majority vote of a quorum of those Trustees who are neither Interested Persons of the Trust nor parties to the proceeding (“Disinterested Non-Party Trustees”), that the indemnitee is entitled to indemnification hereunder, or (ii) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion conclude that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.

(c) The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation by the indemnitee of the indemnitee’s good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that he is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (1) the indemnitee shall provide adequate security for his undertaking, (2) the Trust shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so directs, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.

(d) The rights accruing to any indemnitee under these provisions shall not exclude any other right to which he may be lawfully entitled.

(e) Notwithstanding the foregoing, subject to any limitations provided by the 1940 Act and this Declaration, the Trust shall have the power and authority to indemnify Persons providing services to the Trust to the full extent provided by law as if the Trust were a corporation organized under the Delaware General Corporation Law provided that such indemnification has been approved by a majority of the Trustees.

4.3 No Duty of Investigation; Notice in Trust Instruments, etc. No purchaser, lender, transfer agent or other person dealing with the Trustees or with any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, undertaking, instrument, certificate, Share, other security of the Trust, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively taken to have been executed or done by the executors thereof only in their capacity as Trustees under this Declaration or in their capacity as officers, employees or agents of the Trust. The Trustees may maintain insurance for the protection of the Trust Property, its Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible liability, and such other insurance as the Trustees in their sole judgment shall deem advisable or is required by the 1940 Act.

4.4 Reliance on Experts, etc. Each Trustee and officer or employee of the Trust shall, in the performance of its duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel, or upon reports made to the Trust by any of the Trust’s officers or employees or by any advisor, administrator, manager, distributor, selected dealer, accountant, appraiser or other expert or consultant selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or other person may also be a Trustee.

Section 9 of the Registrant’s Investment Advisory Agreement provides as follows:

9. Indemnity

(a) The Fund hereby agrees to indemnify the Adviser and each of the Adviser’s trustees, officers, employees, and agents (including any individual who serves at the Adviser’s request as director, officer, partner, trustee or the like of another corporation) and controlling persons (each such person being an “indemnitee”) against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees (all as provided in accordance with applicable corporate law) reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth above in this paragraph or thereafter by reason of his having acted in any such capacity, except with respect to any matter as to which he shall have been adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Fund and furthermore, in the case of any criminal proceeding, so long as he had no reasonable cause to believe that the conduct was unlawful, provided, however, that (1) no indemnitee shall be indemnified hereunder against any liability to the Fund or its shareholders or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as “disabling conduct”), (2) as to any matter disposed of by settlement or a compromise payment by such indemnitee, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless there has been a determination that such settlement or compromise is in the best interests of the Fund and that such indemnitee appears to have acted in good faith in the reasonable belief that his action was in the best interest of the Fund and did not involve disabling conduct by such indemnitee and (3) with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee was authorized by a majority of the full Board of the Fund. Notwithstanding the foregoing the Fund shall not be obligated to provide any such indemnification to the extent such provision would waive any right which the Fund cannot lawfully waive.

(b) The Fund shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Fund receives a written affirmation of the indemnitee’s good faith belief that the standard of conduct necessary for indemnification has been met and a written undertaking to reimburse the Fund unless it is subsequently determined that he is entitled to such indemnification and if the trustees of the Fund determine that the facts then known to them would not preclude indemnification. In addition, at least one of the following conditions must be met: (A) the indemnitee shall provide a security for his undertaking, (B) the Fund shall be insured against losses arising by reason of any lawful advances, or (C) a majority of a quorum of trustees of the Fund who are neither “interested persons” of the Fund (as defined in Section 2(a)(19) of the Act) nor parties to the proceeding (“Disinterested Non-Party Trustees”) or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

(c) All determinations with respect to indemnification hereunder shall be made (1) by a final decision on the merits by a court or other body before whom the proceeding was brought that such indemnitee is not liable by reason of disabling conduct or, (2) in the absence of such a decision, by (i) a majority vote of a quorum of the Disinterested Non-party Trustees of the Fund, or (ii) if such a quorum is not obtainable or even, if obtainable, if a majority vote of such quorum so directs, independent legal counsel in a written opinion.

The rights accruing to any indemnitee under these provisions shall not exclude any other right to which he may be lawfully entitled.

Underwriter indemnification provisions, if any, to be filed by amendment.

Item 31.	Business and Other Connections of Investment Adviser

The Investment Adviser, a limited liability company organized under the laws of the State of New York, acts as investment adviser to the Registrant. The Registrant is fulfilling the requirement of this Item 30 to provide a list of the officers and Trustees of the Investment Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Investment Adviser or those officers and Trustees during the past two years, by incorporating by reference the information contained in the Form ADV of the Investment Adviser filed with the commission pursuant to the Investment Advisers Act of 1940 (Commission File No. 801-26202).

Item 32.	Location of Accounts and Records

The accounts and records of the Registrant are maintained in part at the office of the Investment Adviser at One Corporate Center, Rye, New York 10580-1422, in part at the offices of the Custodian, The Bank of New York Mellon, 135 Santilli Highway, Everett, Massachusetts 02149, in part at the offices of the Fund’s sub-administrator, BNY Mellon Investment Servicing (US) Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, and in part at the offices of the Transfer Agent, American Stock Transfer & Trust Company, 59 Maiden Lane, New York, New York 10038.

Item 33.	Management Services

Not applicable.

Item 34.	Undertakings

1. Registrant undertakes to suspend the offering of shares until the prospectus is amended, if (1) subsequent to the effective date of this Registration Statement, its net asset value declines more than ten percent from its net asset value, as of the effective date of this Registration Statement; or (2) its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2. Not applicable.

3. Not applicable.

4. Not applicable.

5. Registrant undertakes that,

(a) For the purpose of determining any liability under the Securities Act of 1933 (the “1933 Act”), the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 497(h) will be deemed to be a part of the Registration Statement as of the time it was declared effective.

(b) For the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus will be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of such securities at that time will be deemed to be the initial bona fide offering thereof.

6. Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information constituting Part B of this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, this Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye, State of New York, on the 26th day of January, 2011.

THE GABELLI NATURAL RESOURCES, GOLD & INCOME TRUST

By:	/s/ Bruce N. Alpert
Name:     Bruce N. Alpert

Title:	Principal Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company act of 1940, this Registration Statement has been signed below by the following persons in their capacities set forth below on the 26th day of January, 2011.

Name	Title

/s/ Anthony J. Colavita* Anthony J. Colavita	Trustee

/s/ James P. Conn* James P. Conn	Trustee

/s/ Mario d’Urso* Mario d’Urso	Trustee

/s/ Vincent D. Enright* Vincent D. Enright	Trustee

/s/ Frank J. Fahrenkopf, Jr.* Frank J. Fahrenkopf, Jr.	Trustee

/s/ Michael J. Melarkey* Michael J. Melarkey	Trustee

/s/ Kuni Nakamura* Kuni Nakamura	Trustee

/s/ Anthonie C. van Ekris* Anthonie C. van Ekris	Trustee

/s/ Salvatore J. Zizza* Salvatore J. Zizza	Trustee

/s/ Bruce N. Alpert Bruce N. Alpert	Principal Executive Officer and President

/s/ Agnes Mullady Agnes Mullady	Principal Financial Officer, Treasurer and Secretary

/s/ Bruce N. Alpert Bruce N. Alpert	Attorney-in-Fact

*	Pursuant to a Power of Attorney

EXHIBIT INDEX

Exhibit
Number		Description

Ex-	.99(l)	Opinion and Consent of Skadden, Arps, Slate, Meagher & Flom LLP with respect to legality
Ex-	.99(n)(i)	Consent of Independent Registered Public Accounting Firm